Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 As Previously Reported	Dec. 31, 2009 Effect of Change	Jan. 01, 2010 Total stockholder's equity Effect of Change	Dec. 31, 2011 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2010 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2011 Recent Accounting Pronouncements Effect of Change	Dec. 31, 2010 Recent Accounting Pronouncements Effect of Change
Effect of adoption of new guidance on the consolidated balance sheet
Deferred acquisition costs	$ 214	$ 229	$ 160	$ 295				$ 549	$ 461	$ (320)	$ (301)
Total assets	341,151	334,268	321,565					334,588	321,866	(320)	(301)
Deferred income taxes, net	1,565	373	344					485	450	(112)	(106)
Total liabilities	276,953	276,935	267,379					277,047	267,485	(112)	(106)
Retained earnings	6,460	2,185	4,788					2,393	4,983	(208)	(195)
Total stockholder's equity	64,198	57,333	54,186	60,486	60,681	(195)	195	57,541	54,381	(208)	(195)
Total liabilities and stockholder's equity	341,151	334,268	321,565					334,588	321,866	(320)	(301)
Effect of adoption of new guidance on the statement of operations
Amortization of deferred acquisition costs	477	328	435					778	831	(450)	(396)
Underwriting, general and administrative expenses	11,977	10,618	13,357					10,149	12,961	469	396
Total benefits, losses and expenses	32,071	43,160	35,027					43,141		19
Income before provision for income taxes	6,523	1,551	11,778					1,570		(19)
Provision for income taxes	(1,639)	227	(4,050)					(221)		(6)
Net income	$ 4,884	$ 1,778	$ 7,728					$ 1,791		$ (13)